INCOME TAXES	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The main reconciling item between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating loss carryforward of the Company due to the uncertainty of the realization of such tax benefits and the unrecognized tax positions recorded in the period.

Income taxes are comprised as follows:

	Six months ended
	June 30, 2022	June 30, 2021
	(Unaudited)	(Unaudited)
Current	$1,213	$45
	$1,213	$45

	Six months ended
	June 30, 2022	June 30, 2021
	(Unaudited)	(Unaudited)
Domestic	$54	$—
Foreign (non-Israeli jurisdictions)	1,159	45
	$1,213	$45

Net loss before income tax	(45,496)	(43,729)
Effective tax rate	(2.67)%	(0.10)%

Uncertain tax positions

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Opening balance	$856	$—
Tax positions reversed in current year	(162)	—
Tax positions taken in current year	848	856
Accrued interest	51	—
Ending balance	$1,593	$856
The Company recognizes interest and penalties, if any, related to unrecognized tax positions in income tax expense.